Subsequent Events (Details) - USD ($)							1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Jun. 23, 2023	May 05, 2023	Apr. 28, 2023	Feb. 13, 2023	Jan. 12, 2023	Apr. 02, 2021	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Aug. 31, 2023	Mar. 31, 2023	Jun. 30, 2022	May 31, 2023	May 31, 2022	Jun. 30, 2023	Feb. 04, 2023
Subsequent Event [Line Items]
Warrants to purchase common shares, shares											71,100,000
Term of warrants									10 years		5 years
Exercise price of share											$ 0.50
Placement agent fees and expenses											$ 2,000,000.0	$ 2,800,000
Stock issued for private offerings (in shares)				400,000
Convertible note, redeemed amount													$ 4,000,000	$ 31,000,000
Placement agent notes
Subsequent Event [Line Items]
Debt Instrument Term		18 months	18 months
Convertible note, aggregate principal		$ 1,000,000.0	$ 1,000,000.0
Exercise price of share		$ 0.50	$ 0.50
Proceeds from issuance of warrants		$ 900,000	$ 900,000
Placement agent fees and expenses		$ 100,000	$ 100,000
Partitioned Notes
Subsequent Event [Line Items]
Convertible note, aggregate principal													$ 4,000,000.0
Long-term Convertible Note - April 2, 2021 Note
Subsequent Event [Line Items]
Debt Instrument Term						2 years
Convertible note, aggregate principal						$ 28,500,000										$ 6,100,000
Conversion of preferred stock to common stock (in shares)													17,300,000
Placement Agent Warrants Issue One | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares		1,000,000.0	1,000,000.0
Term of warrants		3 years	3 years
Placement Agent Warrants Issue Two | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares		300,000	300,000
Term of warrants		10 years	10 years
Accredited Investors
Subsequent Event [Line Items]
Warrants to purchase common shares, shares											71,100,000
Stock issued for private offerings (in shares)								500,000				85,400,000		34,600,000
Stock issued for private offerings								$ 100,000			$ 14,400,000	$ 18,900,000
Allotment to placement agent
Subsequent Event [Line Items]
Warrants to purchase common shares, shares									10,700,000			19,400,000
Term of warrants												10 years
Exercise price of share									$ 0.23			$ 0.255
Placement agent fees and expenses											$ 25,000.0	$ 50,000
Warrant covering common stock shares purchased, percentage									15.00%		12.00%	13.00%
Second Private Placement
Subsequent Event [Line Items]
Warrants to purchase common shares, shares												64,000,000.0
Term of warrants												5 years
Exercise price of share												$ 0.306
Number of common shares in a fixed combination issue of shares									1			1
Number of warrants in a fixed combination issue of securities									1			1
Exercise price of stock warrant combo, per share					$ 0.23							$ 0.255
Closing share price (as percentage)					90.00%
Subsequent Event
Subsequent Event [Line Items]
Placement agent fees and expenses										$ 400,000
Subsequent Event | Placement agent notes
Subsequent Event [Line Items]
Debt Instrument Term	18 months
Convertible note, aggregate principal	$ 1,300,000
Proceeds from issuance of warrants	1,200,000
Placement agent fees and expenses	$ 100,000
Subsequent Event | Amended placement agent notes
Subsequent Event [Line Items]
Exercise price of share															$ 0.306
Subsequent Event | Partitioned Notes
Subsequent Event [Line Items]
Convertible note, aggregate principal										$ 1,500,000
Subsequent Event | Long-term Convertible Note - April 2, 2021 Note
Subsequent Event [Line Items]
Conversion of preferred stock to common stock (in shares)										8,700,000
Subsequent Event | Placement Agent Warrants Issue One
Subsequent Event [Line Items]
Exercise price of share															$ 0.50
Subsequent Event | Placement Agent Warrants Issue One | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares	1,300,000
Term of warrants	3 years
Exercise price of share	$ 0.50
Subsequent Event | Placement Agent Warrants Issue Two | Placement agent notes
Subsequent Event [Line Items]
Warrants to purchase common shares, shares	400,000
Term of warrants	10 years
Exercise price of share	$ 0.26
Subsequent Event | Private placement warrants
Subsequent Event [Line Items]
Warrants to purchase common shares, shares										14,700,000
Term of warrants										5 years
Exercise price of share										$ 0.50
Subsequent Event | Accredited Investors
Subsequent Event [Line Items]
Stock issued for private offerings (in shares)										14,700,000
Stock issued for private offerings										$ 2,600,000
Subsequent Event | Accredited Investors | Placement agent notes
Subsequent Event [Line Items]
Convertible note, redeemed amount										$ 2,300,000
Warrants issued in debt conversion										11,500,000
Subsequent Event | Accredited Investors | Private placement warrants
Subsequent Event [Line Items]
Term of warrants										5 years
Exercise price of share										$ 0.306
Warrants issued in debt conversion										11,500,000
Subsequent Event | Allotment to placement agent
Subsequent Event [Line Items]
Warrants to purchase common shares, shares							2,200,000
Term of warrants							10 years
Exercise price of share							$ 0.20
Placement agent fees and expenses										$ 5,000.0
Warrant covering common stock shares purchased, percentage							15.00%			12.00%
Subsequent Event | Second Private Placement
Subsequent Event [Line Items]
Exercise price of stock warrant combo, per share							$ 0.20
Closing share price (as percentage)							90.00%